Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt as of December 31, 2012 and 2011 consisted of the following (in thousands):

Lender	As of December 31, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$3,771	$683,029	$663,300	$—	$663,300
HSH Nordbank	35,000	6,123	28,877	35,000	—	35,000
The Export-Import Bank of Korea ("KEXIM")	39,311	10,369	28,942	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	79,359	11,250	68,109	90,609	11,250	79,359
Deutsche Bank	180,000	2,406	177,594	180,000	—	180,000
Credit Agricole	156,800	6,279	150,521	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	6,076	215,024	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	6,966	246,234	253,200	—	253,200
Commerzbank-Credit Suisse- Credit Agricole	298,500	11,401	287,099	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	6,069	93,931	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	17,727	106,023	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	5,438	31,662	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	183,060	20,340	162,720	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	6,180	77,720	16,780	—	16,780
Citi—Eurobank Credit Facility	80,000	4,681	75,319	—	—	—
Comprehensive Financing Plan exit fee accrued	4,354	—	4,354	1,592	—	1,592
Fair value hedged debt	2,154	—	2,154	3,412	—	3,412

Total long-term debt	$3,222,548	$125,076	$3,097,472	$3,002,247	$41,959	$2,960,288

Hyundai Samho Vendor Financing	$179,142	$57,388	$121,754	$65,145	$10,857	$54,288

Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of long-term debt for the years subsequent to December 31, 2012 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018	Total principal payments
2013	$104,089	$20,987	$—	$125,076
2014	133,769	25,375	—	159,144
2015	155,317	37,711	—	193,028
2016	183,173	170,927	—	354,100
2017	177,651	170,004	—	347,655
2018 and thereafter	330,338	157,227	1,549,472	2,037,037

Total long-term debt	$1,084,337	$582,231	$1,549,472	$3,216,040

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

Total						786,956,945

*
The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of Hyundai Samho vendor financing for the years subsequent to December 31, 2012, are as follows (in thousands):

2013	$57,388
2014	57,388
2015	46,530
2016	17,836

Total vendor financing	$179,142

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8	The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande
Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2	The Elbe, the Kalamata, the Komodo, the Henry, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter
Credit Agricole	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$39.3	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$79.3	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM	$183.1	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$179.1	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany
(1)
As of December 31, 2012.

(2)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.